Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Analyzes Non-Derivative Financial Liabilities

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date.

	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands
December 31, 2024:
Lease liabilities	359	261	-
Long-term loans	938	32	-
Accounts payable and accruals	4,735	-	-
	6,032	293	-
December 31, 2023:
Lease liabilities	370	303	220
Long-term loans	290	782	20
Accounts payable and accruals	2,808	-	-
	3,468	1,085	240

Schedule of Financial Instruments

The following tables present the Company’s financial instruments measured at fair value by levels as of December 31, 2024 and 2023:

	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
As of December 31, 2024
Financial assets
Debt investments at fair value through profit or loss
Mutual Fund	555	-	-	555
Unlisted equity securities	-	-	82	82
Debt investments at fair value through OCI
U.S. corporate bonds	-	3,534	-	3,534
Israel corporate bonds	-	1,378	-	1,378
U.K. corporate bonds	-	907	-	907
Other corporate bonds	-	3,137	-	3,137
Israel government bonds	-	300	-	300
Total financial assets	555	9,256	82	9,893
Financial liabilities
Derivative financial instruments	-	-	148	148
Total financial liabilities	-	-	148	148

As of December 31, 2023
Financial assets
Unlisted equity securities	-	-	82	82
Total financial assets	-	-	82	82
Financial liabilities
Derivative financial instruments	-	-	109	109
Total financial liabilities	-	-	109	109

Schedule of Changes in Level 3 Financial Liabilities

The following table presents the changes in level 3 financial liabilities for each of the three years in the period ended December 31, 2024:

	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of January 1, 2024	109	109
Changes within profit or loss	39	39
Balance as of December 31, 2024	148	148

Balance as of January 1, 2023	26	26
Initial recognition	1,197	1,197
Classification to equity	(1,116)	(1,116)
Changes within profit or loss	2	2
Balance as of December 31, 2023	109	109

Balance as of January 1, 2022	488	488
Changes within profit or loss	(462)	(462)
Balance as of December 31, 2022	26	26

Schedule of Fair Value of Derivative Financial Instruments

The Company used the Black-Scholes model to evaluate the fair value of derivative financial instruments related to several warrants previously granted to investors as of December 31, 2024 and 2023, using the following principal assumptions:

Year ended December 31
	2024	2023
Risk-free interest rate	4.13%-4.25%	4.01%-4.92%
Expected term (in years)	0.48–1.99	0.86–2.99
Expected volatility	110.83%–116.14%	81.07%–94.33%

The Company also used the binomial model to evaluate the fair value of derivative financial instruments related to warrants previously granted to investors as of December 31, 2023, using the following principal assumptions:

Year ended December 31
2023
Risk-free interest rate	5.32%
Expected term (in years)	0.43
Expected volatility	91%

Schedule of Financial Assets

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at fair value through OCI	Financial assets at amortized cost	Total
	U.S. dollars in thousands
December 31, 2024
Cash and cash equivalents	-	-	15,081	15,081
Accounts receivable (excluding prepaid expenses)	-	-	3,446	3,446
Long-term deposits and restricted deposits	-	-	124	124
Debt investments at fair value through profit or loss	555	-	-	555
Unlisted equity securities	82	-	-	82
Debt investments at fair value through OCI	-	9,256	-	9,256
	637	9,256	18,651	28,544
December 31, 2023
Cash and cash equivalents	-	-	10,872	10,872
Accounts receivable (excluding prepaid expenses)	-	-	2,194	2,194
Long-term deposits and restricted deposits	-	-	107	107
Unlisted equity securities	82	-	-	82
	82	-	13,173	13,255

Schedule of Financial Liabilities

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
December 31, 2024
Lease liabilities	-	620	620
Accounts payable and accruals	-	4,735	4,735
Long-term loans	-	970	970
Derivative financial instruments	148	-	148
	148	6,325	6,473
December 31, 2023
Lease liabilities	-	893	893
Accounts payable and accruals	-	2,808	2,808
Long-term loans	-	1,092	1,092
Derivative financial instruments	109	-	109
	109	4,793	4,902